RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Market Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest rate risk | Floating interest rate | Sudsidiary
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying value	$ 12,679	$ 11,574
Hedged item, liabilities	3,985	4,681
Impact of 5% increase | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(41)	(62)	$ (76)
Effect on OCI	(176)	(23)	(36)
Impact of 5% increase | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	177	29	27
Effect on OCI	327	307	96
Impact of 5% decrease | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	47	62	75
Effect on OCI	176	23	36
Impact of 5% decrease | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(177)	(29)	(27)
Effect on OCI	(327)	(307)	(96)
Impact of 1% increase | Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	251	(129)	20
Effect on OCI	138	148	112
Impact of 1% decrease | Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(292)	130	(20)
Effect on OCI	$ (150)	$ (156)	$ (118)